Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—3.5%
83,478	[1]	Bandwidth, Inc.	$ 990,884
620,227	[1]	CarGurus, Inc.	9,030,505
248,980	[1]	Eventbrite, Inc.	1,635,799
7,477	[1]	EverQuote, Inc.	45,535
248,699	[1]	iHeartMedia, Inc.	2,059,228
11,186	[1]	Iridium Communications, Inc.	576,414
18,956	[1]	Ooma, Inc.	307,656
71,009		Shutterstock, Inc.	3,552,580
774,932	[1]	Vimeo Holdings, Inc.	2,944,741
		TOTAL	21,143,342
		Consumer Discretionary—9.9%
374,809	[1]	1-800-FLOWERS.COM, Inc.	2,732,357
12,575	[1]	Abercrombie & Fitch Co., Class A	221,068
241,296	[1,2]	Bed Bath & Beyond, Inc.	1,102,723
7,585		Bluegreen Vacations Holding Corp.	131,296
42,805	[1,2]	Canoo, Inc.	58,643
30,116	[1]	CarParts.com, Inc.	140,943
5,826		Carriage Services, Inc.	142,213
303,068	[1]	Chegg, Inc.	6,537,177
68,404	[1]	Children’s Place, Inc./The	2,768,994
152,895	[1]	Citi Trends, Inc.	3,456,956
81,071	[1]	GAN, Ltd.	162,953
9,400	[1]	Gentherm, Inc.	549,148
60,344	[1]	GoPro, Inc.	328,875
116,345	[1,2]	Groupon, Inc.	857,463
141,696	[1,2]	GrowGeneration Corp.	505,855
208,820	[1,2]	Kirkland’s, Inc.	791,428
3,324	[1]	Lovesac Co./The	80,906
5,521	[1]	MarineMax, Inc.	178,383
27,327		Murphy USA, Inc.	8,594,615
4,269		Papa Johns International, Inc.	310,057
17,616	[1,2]	Portillo’s, Inc.	377,687
592,671	[1,2]	Purple Innovation, Inc.	2,086,202
102,124	[1,2]	Red Robin Gourmet Burgers	839,459
182,940		Rent-A-Center, Inc.	3,814,299
277,913	[1,2]	Revolve Group, Inc.	6,669,912
233,786	[1]	Rush Street Interactive, Inc.	970,212
165,821		Smith & Wesson Brands, Inc.	1,872,119
78,154		Steven Madden Ltd.	2,334,460
958,127	[1]	Stitch Fix, Inc.	3,832,508
147,639	[1,2]	Target Hospitality Corp.	1,796,767
12,321		Texas Roadhouse, Inc.	1,219,163
237,083	[1,2]	Workhorse Group, Inc.	640,124
947,591	[1]	WW International, Inc.	4,283,111
		TOTAL	60,388,076
		Consumer Staples—3.5%
185,357	[1,2]	Beyond Meat, Inc.	2,910,105

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
13,110		Calavo Growers, Inc.	$ 453,475
10,552		Cal-Maine Foods, Inc.	596,293
5,599	[1]	Chefs Warehouse, Inc.	205,091
9,666		Coca-Cola Bottling Co.	4,707,439
36,373	[1]	elf Beauty, Inc.	1,573,496
83,453	[1]	Sprouts Farmers Market, Inc.	2,461,863
55,112		Turning Point Brands, Inc.	1,298,439
5,320	[1]	USANA Health Sciences, Inc.	279,353
387,856		Vector Group Ltd.	4,119,031
35,156	[1]	Vintage Wine Estates, Inc.	97,382
180,703	[1]	Vital Farms, Inc.	2,392,508
		TOTAL	21,094,475
		Energy—7.8%
51,189	[1]	Amplify Energy Corp.	506,259
52,471		Cactus, Inc.	2,713,800
34,808		Chord Energy Corp.	5,328,757
99,456	[1]	Comstock Resources, Inc.	1,867,784
61,584	[1]	CONSOL Energy, Inc.	3,881,024
12,632		CVR Energy, Inc.	493,406
87,679		Delek US Holdings, Inc.	2,600,559
52,343	[1]	Kosmos Energy Ltd.	339,706
144,213		Magnolia Oil & Gas Corp.	3,703,390
20,097		Matador Resources Co.	1,335,446
332,745	[1]	Oceaneering International, Inc.	4,655,102
110,354		PBF Energy, Inc.	4,883,164
66,464		SM Energy Co.	2,989,551
442,025	[1]	Talos Energy, Inc.	9,406,292
60,841	[1]	US Silica Holdings, Inc.	875,502
44,669	[1]	Weatherford International PLC	1,861,804
		TOTAL	47,441,546
		Financials—7.1%
7,411		CNB Financial Corp.	188,388
78,882	[1]	Customers Bancorp, Inc.	2,657,535
10,844		Eastern Bankshares, Inc.	207,879
147,670	[1]	eHealth, Inc.	395,756
499,016	[1]	Green Dot Corp.	9,496,274
26,024		Guaranty Bancshares, Inc.	963,669
45,079	[2]	HCI Group, Inc.	1,651,694
9,011		Kinsale Capital Group, Inc.	2,839,997
393,674	[1]	LendingClub Corp.	4,188,691
103,128	[1]	LendingTree, Inc.	2,601,919
222,795		Live Oak Bancshares, Inc.	7,234,154
473,454	[1]	Open Lending	3,394,665
319,055	[1]	PROG Holdings, Inc.	5,270,789
9,403	[2]	Sculptor Capital Management, Inc.	99,766
719,397	[1]	SelectQuote, Inc.	484,874
12,285		The Bank of NT Butterfield & Son Ltd.	424,324
17,471	[1]	Triumph Bancorp, Inc.	899,756
		TOTAL	43,000,130
		Health Care—23.6%
2,604	[1]	Aadi Bioscience, Inc.	33,631
408,877	[1]	Adaptive Biotechnologies Corp.	3,181,063

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
962,850	[1,2]	Akebia Therapeutics, Inc.	$ 245,045
697,759	[1]	Alector, Inc.	6,419,383
847,395	[1,2]	Allakos, Inc.	4,940,313
213,310	[1,2]	Alx Oncology Holdings, Inc.	2,589,583
20,280	[1]	AMN Healthcare Services, Inc.	2,545,140
21,251	[1]	Amphastar Pharmaceuticals, Inc.	656,656
10,788	[1]	Apollo Medical Holdings, Inc.	382,542
362,368	[1]	Assembly Biosciences, Inc.	594,284
1,484,873	[1]	Atea Pharmaceuticals, Inc.	8,909,238
896,426	[1]	Berkeley Lights, Inc.	1,990,066
639,449	[1]	Cardiovascular Systems, Inc.	9,233,644
210,939	[1]	CareDx, Inc.	4,199,795
152,958	[1]	Codexis, Inc.	859,624
466,608	[1]	Community Health Systems, Inc.	1,339,165
11,848	[1]	Cross Country Healthcare, Inc.	439,442
48,089	[1]	Deciphera Pharmaceuticals, Inc.	780,004
59,836	[1]	Eagle Pharmaceuticals, Inc.	1,883,039
68,781	[1]	Evolent Health, Inc.	2,187,924
27,515	[1]	FibroGen, Inc.	447,944
59,013	[1]	FIGS, Inc.	435,516
69,859	[1]	Heska Corp.	5,013,082
116,519	[1,2]	Innovage Holding Corp.	721,253
233,945	[1]	Inogen, Inc.	5,301,194
102,921	[1]	Kodiak Sciences, Inc.	738,973
163,888	[1]	Kronos Bio, Inc.	485,108
114,355	[1]	Lantheus Holdings, Inc.	8,461,126
22,164	[1]	Livanova PLC	1,043,924
431,049	[1]	MacroGenics, Inc.	2,206,971
1,154,461	[1]	MiMedx Group, Inc.	3,417,205
71,537	[1]	NanoString Technologies, Inc.	748,277
61,951	[1]	Neogen Corp.	817,753
588,423	[1]	NeoGenomics, Inc.	4,474,957
238,213	[1]	Nevro Corp.	9,133,086
374,788	[1]	NextCure, Inc.	936,970
170,051	[1]	NGM Biopharmaceuticals, Inc.	908,072
153,838	[1,2]	Ocugen, Inc.	264,601
114,549	[1]	Omnicell, Inc.	8,856,929
175,674	[1]	OptimizeRX Corp.	2,708,015
861,416	[1]	Organogenesis Holdings, Inc.	2,825,444
34,780	[1]	Orthofix Medical, Inc.	558,567
15,702	[1]	Pediatrix Medical Group	304,619
77,324	[1]	Pliant Therapeutics, Inc.	1,923,048
200,083	[1]	Praxis Precision Medicines, Inc.	394,163
196,656	[1]	Precision Biosciences, Inc.	275,318
66,289	[1]	Privia Health Group, Inc.	2,219,356
109,255	[1]	Prometheus Biosciences, Inc.	5,738,073
5,422	[1]	Prothena Corp. PLC	333,128
189,865	[1]	Puma Biotechnology, Inc.	413,906
248,232	[1,2]	Quince Therapeutics, Inc.	248,232
168,609	[1]	Seres Therapeutics, Inc.	1,493,876
26,701	[1]	Shockwave Medical, Inc.	7,827,398
23,401	[1,2]	Syros Pharmaceuticals, Inc.	117,473

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
229,624	[1,2]	Tabula Rasa HealthCare, Inc.	$ 900,126
177,415	[1]	Tactile Systems Technology, Inc.	1,319,968
125,862	[1]	Tg Therapeutics, Inc.	732,517
139,013	[1]	The Joint Corp.	2,296,495
39,548	[1,2]	Tricida, Inc.	13,142
117,928	[1]	Vanda Pharmaceuticals, Inc.	1,234,706
21,353	[1]	Vaxart, Inc.	35,659
313,875	[1]	Voyager Therapeutics, Inc.	1,625,872
6,368	[1]	Y-mAbs Therapeutics, Inc.	22,988
		TOTAL	143,384,611
		Industrials—16.1%
14,004	[1]	Allegiant Travel Co.	1,051,000
48,837		Apogee Enterprises, Inc.	2,240,642
41,718	[1]	ASGN, Inc.	3,536,852
82,782	[1]	Atkore, Inc.	7,889,125
139,115		Boise Cascade Co.	9,288,709
32,469	[1]	Cimpress PLC	755,878
16,122	[1]	CIRCOR International, Inc.	333,242
46,456		Emcor Group, Inc.	6,554,942
108,824	[1]	Franklin Covey Co.	5,506,494
89,014	[1,2]	FTC Solar, Inc.	184,259
98,996	[1]	GMS, Inc.	4,672,611
498,271		GrafTech International Ltd.	2,536,199
521,210	[1]	Harsco Corp.	2,757,201
180,991		Healthcare Services Group, Inc.	2,526,634
108,685		Heidrick & Struggles International, Inc.	3,060,570
51,005		Helios Technologies, Inc.	2,891,473
101,429	[1]	HireRight Holdings Corp.	1,365,234
116,072	[1]	JELD-WEN Holding, Inc.	1,231,524
8,767		John Bean Technologies Corp.	799,550
35,337		KForce Com, Inc.	2,235,772
11,431		Korn Ferry	635,449
196,159	[1]	Mistras Group, Inc.	902,331
313,006	[1]	MRC Global, Inc.	3,139,450
16,091		Mueller Water Products, Inc.	188,265
42,915	[1]	MYR Group, Inc.	3,755,492
222,544		Pitney Bowes, Inc.	692,112
87,329	[1]	Proto Labs, Inc.	3,335,095
29,252		REV Group, Inc.	401,922
10,004	[1]	Saia, Inc.	1,989,395
28,082		Tennant Co.	1,635,777
114,380		Terex Corp.	4,636,965
158,026		The Shyft Group, Inc.	3,631,438
27,871	[1]	TriNet Group, Inc.	1,811,058
18,256		Universal Truckload Services, Inc.	584,192
22,570	[1]	Veritiv Corp.	2,623,988
38,688	[1]	Vicor Corp.	1,848,126
31,421		Watts Industries, Inc., Class A	4,598,778
7,565	[1]	Willdan Group, Inc.	104,548
		TOTAL	97,932,292
		Information Technology—20.1%
762,123	[1]	8x8, Inc.	3,223,780

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,402	[1]	Ambarella, Inc.	$ 569,301
35,405		American Software, Inc., Class A	606,488
523,642	[1]	Avaya Holdings Corp.	827,354
116,807	[1]	Benefitfocus, Inc.	823,489
913,585	[1]	Brightcove, Inc.	6,121,020
13,118	[1,2]	C3.AI, Inc.	171,977
129,355	[1]	Cambium Networks Corp.	2,503,019
12,224	[1]	Cantaloupe, Inc.	40,950
233,969	[1]	Cerence, Inc.	4,024,267
67,332	[1]	Ceva, Inc.	1,862,403
71,059	[1,2]	Coda Octopus Group, Inc.	456,199
93,373	[1]	CommScope Holdings Co., Inc.	1,236,259
330,319	[1]	Diebold Nixdorf, Inc.	822,494
136,326	[1]	Digital Turbine, Inc.	1,990,360
4,754	[1]	Diodes, Inc.	340,719
695,623	[1]	Duck Creek Technologies LLC	8,305,739
98,380	[1]	EMCORE Corp.	150,521
5,708	[1]	Everbridge, Inc.	178,832
34,988	[1]	Exlservice Holding, Inc.	6,362,568
220,798	[1]	Faro Technologies, Inc.	6,449,510
48,780	[1]	FormFactor, Inc.	985,844
28,413	[1]	Harmonic Lightwaves, Inc.	438,981
20,926		Information Services Group, Inc.	113,628
83,277	[1]	MaxLinear, Inc.	2,571,594
236,920	[1]	Mitek Systems, Inc.	2,679,565
999,733	[1]	Momentive Global, Inc.	7,757,928
518,495	[1]	ON24, Inc.	4,220,549
37,497	[1]	OneSpan, Inc.	412,092
68,117	[1]	Q2 Holdings, Inc.	2,114,352
53,801	[1]	Qualys, Inc.	7,669,871
149,017	[1]	Rimini Street, Inc.	835,985
37,530		Sapiens International Corp. NV	738,215
142,210	[1]	Secureworks Corp.	1,163,278
592,442	[1]	Semtech Corp.	16,404,719
306,637	[1]	StoneCo Ltd.	3,219,689
72,977	[1]	Synaptics, Inc.	6,465,762
904,542	[1]	Telos Corp.	9,588,145
416,602	[1]	Upland Software, Inc.	3,349,480
265,545	[1,2]	Velodyne Lidar, Inc.	262,226
761,313	[1]	Yext, Inc.	4,050,185
		TOTAL	122,109,337
		Materials—3.4%
121,389	[1]	ATI, Inc.	3,612,537
30,301		Avient Corp.	1,045,081
17,312		Compass Minerals International, Inc.	684,516
13,651		Greif, Inc., Class A	903,833
40,774		Koppers Holdings, Inc.	1,017,719
162,807		Kronos Worldwide, Inc.	1,546,667
27,253		Myers Industries, Inc.	552,963
167,771	[1]	O-I Glass, Inc.	2,736,345
86,100	[1,3]	Rentech, Inc.	0
103,128		Ryerson Holding Corp.	3,459,944

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
59,986		Sylvamo Corp.	$ 2,889,526
49,464		Warrior Met Coal, Inc.	1,837,093
		TOTAL	20,286,224
		Real Estate—2.8%
252,991	[1]	Cushman & Wakefield PLC	2,922,046
80,040	[2]	eXp World Holdings, Inc.	1,057,328
67,949		Marcus & Millichap Co., Inc.	2,503,241
34,901		NexPoint Residential Trust, Inc.	1,591,486
178,560		Outfront Media, Inc.	3,223,008
102,468	[1,2]	Redfin Corp.	492,871
194,694		RMR Group, Inc./The	5,328,775
		TOTAL	17,118,755
		Utilities—0.5%
46,891		Otter Tail Corp.	3,161,391
		TOTAL COMMON STOCKS (IDENTIFIED COST $641,829,007)	597,060,179
		INVESTMENT COMPANIES—5.5%
23,407,582		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[4]	23,407,582
10,247,039		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[4]	10,240,891
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,648,224)	33,648,473
		TOTAL INVESTMENT IN SECURITIES—103.8% (IDENTIFIED COST $675,477,231)	630,708,652
		OTHER ASSETS AND LIABILITIES - NET—(3.8)%[5]	(22,944,466)
		TOTAL NET ASSETS—100%	$607,764,186
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2022, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2022	Shares Held as of 10/31/2022	Dividend Income
Health Care:
Alector, Inc.	$8,176,082	$—	$(1,184,344)	$334,554	$(906,909)	$6,419,383	697,759	$—
Amphastar Pharmaceuticals, Inc.	$1,033,497	$—	$(206,011)	$(246,628)	$75,798	$656,656	21,251	$—
Seres Therapeutics, Inc.	$3,247,541	$—	$(3,095,582)	$2,635,334	$(1,293,417)	$1,493,876	168,609	$—
Information Technology:
Brightcove, Inc.	$5,844,048	$—	$(449,931)	$971,451	$(244,548)	$6,121,020	913,585	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$18,301,168	$—	$(4,935,868)	$3,694,711	$(2,369,076)	$14,690,935	1,801,204	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$25,008,151	$8,511,854	$33,520,005
Purchases at Cost	$59,156,135	$27,499,662	$86,655,797
Proceeds from Sales	$(60,756,704)	$(25,770,339)	$(86,527,043)
Change in Unrealized Appreciation/Depreciation	N/A	$(601)	$(601)
Net Realized Gain/(Loss)	N/A	$315	$315
Value as of 10/31/2022	$23,407,582	$10,240,891	$33,648,473
Shares Held as of 10/31/2022	23,407,582	10,247,039	33,654,621
Dividend Income	$32,091	$50,278	$82,369
Gain Distributions Received	$—	$3,021	$3,021

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$22,362,778	$23,407,582

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designated to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$582,525,898	$—	$0	$582,525,898
International	14,534,281	—	—	14,534,281
Investment Companies	33,648,473	—	—	33,648,473
TOTAL SECURITIES	$630,708,652	$—	$0	$630,708,652